Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Revenues	$ 200,000	$ 25,000	$ 200,000	$ 150,000	$ 620,000	$ 2,450,000
Operating expenses:
Selling expenses	(48,000)	(93,000)	(120,000)	(165,000)	333,500	207,238
General and administrative expenses	(502,797)	(479,516)	(951,906)	(1,189,295)	2,265,612	2,241,626
(Reversal of provision) provision against accounts receivable due from a related party					(19,103)	762,000
Total operating expenses	(550,797)	(572,516)	(1,071,906)	(1,354,295)	2,580,009	3,210,864
Loss from operations	(350,797)	(547,516)	(871,906)	(1,204,295)	(1,960,009)	(760,864)
Other income (expenses):
Interest income, net	3	23	(15)	23	26	1,874
Other (expenses) income, net	(265,941)	59,185	(260,046)	199,905	(846,871)	314,518
Provision against due from buyers of LGC						(2,654,767)
(Loss) gain from investment in trading securities	(1,286,722)	80,670	(1,138,564)	(28,734)	(381,370)	192,102
Gain from disposal of subsidiaries and VIE						56,038
Total other expense, net	(1,552,660)	139,878	(1,398,625)	171,194	(1,228,215)	(2,090,235)
Loss before income taxes	(1,903,457)	(407,638)	(2,270,531)	(1,033,101)	(3,188,224)	(2,851,099)
Income tax provision					(3,300)	(31,200)
Net loss and comprehensive loss	$ (1,903,457)	$ (407,638)	$ (2,270,531)	$ (1,033,101)	$ (3,191,524)	$ (2,882,299)
Loss Per share basic (in Dollars per share)	$ (0.16)	$ (0.04)	$ (0.19)	$ (0.11)	$ (0.31)	$ (0.3)
Loss Per share diluted (in Dollars per share)	$ (0.16)	$ (0.04)	$ (0.19)	$ (0.11)	$ (0.31)	$ (0.3)
Weighted Average Shares Outstanding Basic (in Shares)	12,145,822	9,627,452	12,145,822	9,627,452	10,247,476	9,627,452
Weighted Average Shares Outstanding diluted (in Shares)	12,145,822	9,627,452	12,145,822	9,627,452	10,247,476	9,627,452
Third Parties
Revenues					$ 420,000	$ 1,150,000
Related Party
Revenues					$ 200,000	$ 1,300,000